UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                               (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2014
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 59.21%

Business Services - 16.23%
*	Rosetta Stone, Inc.	327,100	$3,219,603	$3,316,794
*	Sizmek, Inc.	484,850	4,171,048	2,778,191
				6,094,985
Consumer Discretionary - 3.85%
*	Aeropostale, Inc.	101,320	862,954	352,594
	Apple, Inc.	9,209	598,462	1,095,226
				1,447,820
Energy - 3.52%
*	Athabasca Oil Corp.	73,260	486,607	162,729
*	BPZ Resources, Inc.	867,370	2,279,290	520,422
*	Gordon Creek Energy, Inc.	27,566	52,224	844
*	InterOil Corp.	6,900	347,393	376,050
*	Village Main Reef Ltd.	446,250	335,666	263,950
				1,323,995
Health Care - 2.42%
*	Itamar Medical Ltd.	215,000	92,837	105,511
	Paratek Pharmaceuticals, Inc.	42,104	1,764,826	802,081
				907,592
Information Technology - 22.26%
*	Covisint Corp.	125,593	813,255	288,864
*	DSP Group, Inc.	133,020	1,054,608	1,439,276
*	EnerNOC, Inc.	88,600	1,490,465	1,292,674
*	Phorm Corp. Ltd.	1,710	1,726,405	1,618,856
*	SeaChange International, Inc.	554,160	4,839,734	3,718,414
				8,358,084
Materials - 3.06%
*	Colossus Minerals, Inc.	1,159,672	1,670,855	12,756
*	Sandstorm Gold Ltd.	299,000	971,029	795,340
*	The Phaunos Timber Fund	821,000	316,342	340,541
				1,148,637
Real Estate - 7.87%
*	Keck Seng Investments	660,000	559,221	623,838
*	Lai Sun Development Company Ltd.	54,243,000	1,519,401	1,349,972
*	WCI Communities, Inc.	52,760	961,474	981,336
				2,955,146

	Total Common Stocks (Cost $30,133,699)			22,236,259

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2014
				Value (Note 1)

	Shares	Dividend Rate	Maturity Date
PREFERRED STOCKS - 6.12%
Oxford Lane Capital Corp.	65,000	8.500%	12/31/2017	$1,647,100
SandRidge Energy, Inc.	8,200	8.500%	12/31/1949	651,900
				2,299,000

Total Preferred Stocks (Cost $2,465,872)				2,299,000

	Par	Interest Rate	Maturity Date
CONVERTIBLE BOND - 1.80%

		BPZ Resources, Inc.	$1,043,000		8.500%	10/1/2017	676,646

		Total Convertible Bond (Cost $918,329)					676,646

			Par		Interest Rate	Maturity Date
CORPORATE BONDS - 7.16%
	ᶐ	Athabasca Oil Corp.	$1,375,000		7.500%	11/19/2017	1,100,240
		Goodrich Petroleum Corp.	1,365,000		8.875%	3/15/2019	979,388
		Resolute Energy Corp.	826,000		8.500%	5/1/2020	609,175
							2,688,803

		Total Corporate Bonds (Cost $3,413,992)					2,688,803
					Strike	Exercise
			Shares		Price	Date
WARRANTS - 0.01%
		Colossus Minerals, Inc. (a)	580,998		$1.00	3/17/2019	5,810

		Warrants (Cost $0)					5,810

SHORT-TERM INVESTMENT - 23.19%						Shares
	§	Federated Treasury Obligations Fund, 0.01%				8,707,100	8,707,100

		Total Short-Term Investment (Cost $8,707,100)					8,707,100

Total Value of Investments (Cost $45,638,992) - 97.49%							$36,613,618

Other Assets Less Liabilities - 2.51%							941,034

	Net Assets - 100%						$37,554,652

*	Non-income producing investment			(a)	Security is fair valued and represents
§	Represents 7 day effective yield				0.01% of net assets.
ᶐ	Rule 144-A Security

							(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of November 30, 2014

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Business Services	16.23%	$6,094,985
Consumer Discretionary	3.85%	1,447,820
Energy	3.52%	1,323,995
Health Care	2.42%	907,592
Information Technology	22.26%	8,358,084
Materials	3.06%	1,148,637
Real Estate	7.87%	2,955,146
Preferred Stocks	6.12%	2,299,000
Convertible Bond	1.80%	676,646
Corporate Bonds	7.16%	2,688,803
Warrants	0.01%	5,810
Short-Term Investment	23.19%	8,707,100
Other Assets less Liabilities	2.51%	941,034
Total	100.00%	$37,554,652

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,134,442
Aggregate gross unrealized depreciation			(10,159,816)

Net unrealized depreciation			$(9,025,374)

			(Continued)

Roumell Opportunistic Value Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014

Note 1 - Investment Valuation

The Roumell Opportunistic Value Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity- specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Roumell Opportunistic Value Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014

Note 1 - Investment Valuation - continued

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.  The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement. The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of November 30, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$22,236,259	$17,770,018	$4,466,241	$-
Preferred Stocks	2,299,000	1,647,100	651,900	-
Convertible Bond	676,646	-	676,646	-
Corporate Bonds	2,688,803	-	2,688,803	-
Warrants	5,810	-	5,810	-
Short-Term Investment	8,707,100	8,707,100	-	-
Total	$36,613,618	$28,124,218	$8,489,400	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/James C. Roumell
Date: January 23, 2015	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/James C. Roumell
Date: January 23, 2015	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/Craig L. Lukin
Date: January 21, 2015	Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund